INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) from continuing operations before income taxes are as follows (in millions):

	Year Ended December 31,
	2016	2015	2014
United States	$(29.9)	$212.2	$304.3
Foreign	(240.8)	(16.5)	(25.7)
Income (loss) from continuing operations before income taxes	$(270.7)	$195.7	$278.6

Schedule of Components of Income Tax Expense (Benefit)
The major components of the Company’s provision for (benefit from) income taxes on continuing operations before income taxes are summarized below (in millions):

	Year Ended December 31,
	2016	2015	2014
Current:
Federal	$31.5	$49.2	$1.6
State	6.2	3.1	7.6
Foreign	38.2	15.6	30.6
Current income tax provision (benefit)	75.9	67.9	39.8
Deferred:
Federal	(27.0)	(3.7)	9.9
State	(1.4)	—	(0.7)
Foreign	(124.9)	3.3	(22.4)
Deferred income tax (benefit) provision	(153.3)	(0.4)	(13.2)
Total provision for (benefit from) income taxes	$(77.4)	$67.5	$26.6

Schedule of Deferred Tax Assets and Liabilities
The tax effects of the basis differences and loss carry forwards as of December 31, 2016 and 2015 for continuing operations are summarized below for major balance sheet captions (in millions):

	2016	2015
Property, plant and equipment	$(16.8)	$(36.4)
Intangibles	(7.3)	(27.6)
Inventories	18.1	21.5
Accrued warranties and product liability	15.1	13.6
Loss carry forwards	214.3	215.8
Retirement plans	32.5	32.2
Accrued compensation and benefits	40.1	38.4
Investments	2.3	1.0
Currency translation adjustments	(0.6)	(0.3)
Credit carry forwards	11.9	1.7
Other	20.8	31.3
Deferred tax assets valuation allowance	(148.6)	(215.1)
Net deferred tax assets (liabilities)	$181.8	$76.1

Schedule of Effective Income Tax Rate Reconciliation
The Company’s Provision for (benefit from) income taxes is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s Income (loss) from continuing operations before income taxes.  The reasons for the difference are summarized as follows (in millions):

	Year Ended December 31,
	2016	2015	2014
Tax at statutory federal income tax rate	$(94.7)	$68.5	$97.5
State taxes (net of Federal benefit)	3.1	2.0	4.5
Change in valuation allowance	(47.7)	(22.3)	39.5
Foreign tax differential on income/losses of foreign subsidiaries	(37.5)	12.2	(27.0)
U.S. tax on multi-national operations	41.9	3.7	5.6
Change in foreign statutory rates	1.9	7.7	2.5
U.S. manufacturing and export incentives	(2.0)	(4.3)	(6.2)
Tax effect of dispositions	2.1	—	(86.8)
Impairment loss on goodwill and intangible assets	52.4	—	—
Other	3.1	—	(3.0)
Total provision for (benefit from) income taxes	$(77.4)	$67.5	$26.6

Summary of Income Tax Contingencies
The following table summarizes the activity related to the Company’s total (including discontinued operations) unrecognized tax benefits (in millions). Amounts in 2014 have been adjusted to eliminate the impact of offsets, which are immaterial:

Balance as of January 1, 2014	$88.4
Additions for current year tax positions	1.9
Additions for prior year tax positions	1.2
Reductions for prior year tax positions	(10.9)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(2.4)
Settlements	(0.1)
Acquired balances	—
Balance as of December 31, 2014	78.1
Additions for current year tax positions	—
Additions for prior year tax positions	1.7
Reductions for prior year tax positions	(9.3)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(1.1)
Settlements	—
Acquired balances	—
Balance as of December 31, 2015	69.4
Additions for current year tax positions	—
Additions for prior year tax positions	6.3
Reductions for prior year tax positions	(3.1)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(5.0)
Settlements	(7.8)
Acquired balances	—
Balance as of December 31, 2016	$59.8